SUPPLEMENT DATED MAY 1, 2003
                                       TO
                      PROSPECTUS DATED SEPTEMBER 30, 2002

                                    J&B FUNDS


                       J&B Mid-Cap Aggressive Growth Fund
                      J&B Small-Cap Aggressive Growth Fund
                        J&B Small-Cap International Fund

The following supplements certain information contained in your prospectus for the J&B Funds (the "Trust" and each Fund listed above, collectively, the "Funds" and, individually, a "Fund").

On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B"), the investment manager and principal underwriter for the J&B Funds. J&B, formerly a wholly-owned subsidiary of BMA, is, as of the date of this Supplement, a wholly-owned subsidiary of RBC Dain. RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank.

Shares of Royal Bank of Canada are listed on the Toronto Stock Exchange and on the New York Stock Exchange. Royal Bank of Canada ranks as Canada's largest financial institution as measured by assets and market capitalization as of October 31, 2002.

At a Special Meeting of Shareholders held on March 28, 2003, shareholders of the
Trust: (1) elected ten Trustees; (2) approved a New Investment Advisory Agreement between the Trust on behalf of each Fund and J&B; and (3)(a) approved a New Sub-Advisory Agreement between J&B and McKinley Capital Management, Inc. for the J&B Mid-Cap Aggressive Growth Fund; (b) approved a new Sub-Advisory Agreement between J&B and KB Growth Advisors, LLC, dba, Knappenberger Partners for the J&B Small-Cap Aggressive Growth Fund; and (c) approved a new Sub-Advisory Agreement between J&B and Denver Investment Advisors, LLC for the J&B Small-Cap International Fund.

Under the previous Management Agreements between J&B and each Fund of the Trust ("Old Management Agreements"), that were in effect until May 1, 2003, J&B provided both advisory and non-advisory services. Under the New Investment Advisory Agreement, J&B will only be providing advisory services and therefore will be paid .10% less annually in advisory fees than under the Old Management Agreements. J&B will be providing certain non-advisory services (fund administration, transfer agency, fund accounting and other services) to the Trust pursuant to a new Administrative Services Agreement under which it will be paid .10% annually by the Trust for such services. There is the potential that, in the future, there could be an increase in the total operating expenses of the Trust should the Board of the Trust decide to approve an increase in the fees under the Administrative Services Agreement. However, no such increase shall occur for at least two years from the date of this Supplement, in that J&B, pursuant to an Expense Limitation Agreement, has agreed to maintain the overall expense levels of the Trust at the current expense levels for the next two years.

The following replaces the "Fees and Expenses" and "Expense Examples" sections contained on page 6 of your J&B Funds' prospectus:

Fees and Expenses

There are no sales charges imposed in connection with an investment in any of the Funds. This table describes the Funds' annual operating fees and expenses that you may pay if you buy and hold shares of the Funds.


                                         J&B Mid-Cap Aggressive     J&B Small-Cap Aggressive        J&B Small-Cap
                                              Growth Fund                  Growth Fund           International Fund

Advisory Fees                                    1.10%                        1.25%                     1.45%
Distribution (12b-1) Fees                         None                        None                      None
Other Expenses                                   0.75%                        0.63%                     1.26%
Total Annual Fund Operating Expenses             1.85%                        1.88%                     2.71%
Fee Waivers and Expense
Reimbursements (1)                              (0.60%)                      (0.48%)                   (1.11%)
Net Total Annual Fund Operating
Expenses                                         1.25%                        1.40%                     1.60%

(1) The Funds' Manager has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Funds to the level described above under Net Total Annual Fund Operating Expenses. This expense limitation agreement has been in place since inception and has been extended until May 1, 2005. For more information regarding these fees and other potential expenses, see "How to Purchase Shares."

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. They assume that you invest $10,000, receive a 5% return each year, and that operating expenses for each period remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                           1 Year*      3 Years    5 Years    10 Years

J&B Mid-Cap Aggressive Growth Fund                          $127        $462        $886      $2,068
J&B Small-Cap Aggressive Growth Fund                         143         492         914       2,093
J&B Small-Cap International Fund                             163         624       1,230       2,872

*Only the first two years of the 3, 5 and 10 Year expense examples reflect the effect of the Manager's expense limitation agreement. If the Manager continues the expense limitation agreement, the dollar amount of the 3, 5 and 10 Year expense examples would be less.

--------------------------------------------------


The following paragraph replaces the existing paragraph on page 8 of the Management section of the Prospectus relating to the sub-adviser for the J&B Small-Cap Aggressive Growth Fund:

J&B SMALL-CAP AGGRESSIVE GROWTH FUND -- Sub-advised by Knappenberger Partners ("Knappenberger"), 800 La Salle Avenue, Suite 2280, Minneapolis, MN 55402. Knappenberger (formerly Knappenberger Bayer) was founded in 1998 and, as of January 30, 2003, had over $110 million in assets under management. Gail M. Knappenberger, Curt D. McLeod and Jill A. Thompson manage the Fund. Mr. Knappenberger was Executive Vice President at Winslow Capital Management from 1993 to 1998 and has over 30 years of investment management experience. Mr. McLeod, who joined the Fund's portfolio management team as of January 1, 2003, is a CFA Charterholder and has over fifteen years of experience in the investment management business. From December 2000 until January 2003, Mr. McLeod was Principal and Senior Portfolio Manager at Paladin Investment Associates, LLC ("Paladin"). Paladin bought Investment Advisers Inc. ("IAI") in December 2000; Mr. McLeod served as Senior Vice President and Senior Portfolio Manager at IAI from June 1997 until the buy-out. Mr. McLeod previously served as Senior Vice President and Portfolio Manager/Analyst at Piper Capital Management from September 1986 to May 1997. Ms. Thompson was Managing Director at First American Asset Management where she co-managed the firm's small and mid-cap growth products. She has over 13 years of investment management experience.

--------------------------------


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.



                       J&B Mid-Cap Aggressive Growth Fund

                                                                                                For The Period From
                                                         Six Months                              December 19, 2000
                                                       Ended December                            (Commencement Of
                                                          31, 2002           Year Ended           Operations) To
                                                        (Unaudited)        June 30, 2002           June 30, 2001


Net asset value, beginning   of period                           $8.12                 $9.82                   $10.00
Income from investment operations:
Net investment loss                                              (.04)                 (.10)                    (.04)
Net gains (losses) on securities (both realized and
unrealized)                                                     (1.23)                (1.59)                    (.14)
Total from investment operations                                (1.27)                (1.69)                    (.18)

Less distributions:
Dividends from net investment income                                --                 (.01)                       --
Distributions from capital gains                                    --                    --                       --
Total distributions                                                 --                 (.01)                       --

Net asset value, end of period                                   $6.85                 $8.12                    $9.82

Total return(a)                                               (15.64%)              (17.25%)                  (1.80%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)                        $2,889                $3,419                   $3,992
Ratio of expenses to average net assets(b)                       1.25%                 1.25%                    1.25%
Ratio of expenses to average net assets before fee
waivers and expense reimbursements(b)                            3.38%                 1.85%                    1.33%
Ratio of net investment income to average net
assets(b)                                                      (1.11%)               (1.11%)                   (.80%)
Ratio of net investment income to average net
assets before fee waivers and expense
reimbursements(b)                                              (3.23%)               (1.70%)                   (.88%)
Portfolio turnover rate                                            41%                   96%                      56%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.



                      J&B Small-Cap Aggressive Growth Fund

                                                                                                For The Period From
                                                         Six Months                              December 19, 2000
                                                       Ended December                            (Commencement Of
                                                          31, 2002           Year Ended           Operations) To
                                                        (Unaudited)        June 30, 2002           June 30, 2001


Net asset value, beginning   of period                           $7.99                 $9.99                   $10.00
Income from investment operations:
Net investment loss                                              (.02)                 (.11)                    (.05)
Net gains (losses) on securities (both realized and
unrealized)                                                     (2.20)                (1.89)                      .04
Total from investment operations                                (2.22)                (2.00)                    (.01)

Less distributions:
Dividends from net investment income                                --                    --                       --
Distributions from capital gains                                    --                    --                       --
Total distributions                                                 --                    --                       --

Net asset value, end of period                                   $5.77                 $7.99                    $9.99

Total return(a)                                               (27.79%)              (19.98%)                   (.10%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)                        $8,782                $4,334                   $4,461
Ratio of expenses to average net assets(b)                       1.40%                 1.40%                    1.40%
Ratio of expenses to average net assets before fee
waivers and expense reimbursements(b)                            2.52%                 1.88%                    1.47%
Ratio of net investment income to average net
assets(b)                                                      (1.27%)               (1.34%)                   (.94%)
Ratio of net investment income to average net
assets before fee waivers and expense
reimbursements(b)                                              (2.38%)               (1.81%)                  (1.01%)
Portfolio turnover rate                                            24%                   78%                      60%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.



Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.


                        J&B Small-Cap International Fund

                                                                                                For The Period From
                                                         Six Months                              December 19, 2000
                                                       Ended December                            (Commencement Of
                                                          31, 2002           Year Ended           Operations) To
                                                        (Unaudited)        June 30, 2002           June 30, 2001

Net asset value, beginning   of period                           $7.32                 $8.56                   $10.00
Income from investment operations:
Net investment loss                                              (.10)                 (.06)                    (.02)
Net gains (losses) on securities (both realized and
unrealized)                                                      (.55)                (1.18)                   (1.42)
Total from investment operations                                 (.65)                (1.24)                   (1.44)

Less distributions:
Dividends from net investment income                                --                    --                       --
Distributions from capital gains                                    --                    --                       --
Total distributions                                                 --                    --                       --

Net asset value, end of period                                   $6.67                 $7.32                    $8.56

Total return(a)                                                (8.88%)              (14.45%)                 (14.40%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)                        $2,817                $2,993                   $3,506
Ratio of expenses to average net assets(b)                       1.60%                 1.60%                    1.60%
Ratio of expenses to average net assets before fee
waivers and expense reimbursements(b)                            5.36%                 2.71%                    2.14%
Ratio of net investment income to average net
assets(b)                                                       (.69%)                (.75%)                   (.36%)
Ratio of net investment income to average net
assets before fee waivers and expense
reimbursements(b)                                              (4.44%)               (1.86%)                   (.90%)
Portfolio turnover rate                                            26%                  163%                      37%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.